SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is November 30, 2016.

MFS® Institutional Trust:

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND
MFS® INSTITUTIONAL LARGE CAP VALUE FUND

After November 30, 2016, MFS Institutional Large Cap Value Fund will be terminated. After November 30, 2016, all references and information related to MFS Institutional Large Cap Value Fund are hereby deleted in their entirety.

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